UNITED STATES
                                       SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C.  20549

                                                 FORM 13F

                                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [x]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     CIC/HCM Asset Management, Inc.
Address:  633 West Fifth Street
          Suite 1180
          Los Angeles, CA 90071

13F File Number:  28-3660

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Fernando Inzunza
Title:    Principal
Phone:    213-629-0451
Signature, Place, and Date of Signing:

  Fernando Inzunza  Los Angeles, California  August 12, 2002

Report Type: (Check only one.):

[X]       13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                 FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:          37

Form 13F Information Table Value Total:          $214155



List of Other Included Managers:                 0

No.     13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Albertsons                     com              013104104     5884   193165 SH       SOLE                    38395            154770
Allstate Insurance             com              020002101     7035   190240 SH       SOLE                    37405            152835
Baker Hughes Inc.              com              057224107     5384   161725 SH       SOLE                    31790            129935
BankAmerica Corp.              com              060505104     8714   123850 SH       SOLE                    24170             99680
Bellsouth Corp                 com              079860102     4957   157355 SH       SOLE                    30960            126395
Boeing                         com              097023105     6181   137345 SH       SOLE                    26985            110360
Cigna                          com              125509109     4868    49970 SH       SOLE                     9860             40110
Citigroup                      com              172967101     6244   161140 SH       SOLE                    31630            129510
Comerica, Inc. Com.            com              200340107     7237   117870 SH       SOLE                    22995             94875
FleetBoston  Financial Corpora com              339030108     4990   154245 SH       SOLE                    30310            123935
Gannett Co.                    com              364730101     6231    82090 SH       SOLE                    16155             65935
General Electric               com              369604103     4319   148675 SH       SOLE                    29220            119455
Hartford Financial Services Gr com              416515104     5657    95130 SH       SOLE                    18735             76395
Hewlett Packard (New)          com              428236103     5635   368782 SH       SOLE                    72541            296241
Honeywell International, Inc.  com              438516106     6454   183210 SH       SOLE                    35685            147525
Household International        com              441815107     4803    96645 SH       SOLE                    18965             77680
Ingersoll Rand                 com              G4776G101     6533   143075 SH       SOLE                    28135            114940
J P Morgan                     com              46625H100     5673   167235 SH       SOLE                    32825            134410
Jefferson Pilot                com              475070108     5623   119645 SH       SOLE                    23535             96110
Johnson Controls               com              478366107     5734    70265 SH       SOLE                    13830             56435
Kraft Foods Inc.               com              50075N104     6001   146545 SH       SOLE                    28800            117745
Lehman Brothers                com              524908100     5119    81875 SH       SOLE                    16110             65765
MBNA                           com              55262L100     5990   181145 SH       SOLE                    35640            145505
Marsh & McLennan Cos           com              571748102     5882    60890 SH       SOLE                    11975             48915
Masco                          com              574599106     6316   232960 SH       SOLE                    45855            187105
Pitney Bowes Inc.              com              724479100     6090   153335 SH       SOLE                    30170            123165
SBC Communications             com              78387G103     3407   111720 SH       SOLE                    21980             89740
Schlumberger Ltd.              com              806857108     4483    96410 SH       SOLE                    18950             77460
Textron                        com              883203101     6245   133155 SH       SOLE                    26065            107090
Transocean Inc                 com              G90078109     4312   138421 SH       SOLE                    28669            109752
US Bancorp                     com              902973304     5072   217195 SH       SOLE                    42655            174540
Union Pacific                  com              907818108     7172   113345 SH       SOLE                    22310             91035
Verizon Communications         com              92343V104     4878   121495 SH       SOLE                    23865             97630
Walt Disney Co.                com              254687106     5421   286830 SH       SOLE                    56425            230405
Washington Mutual              com              939322103     7215   194413 SH       SOLE                    38170            156243
Wells Fargo & Co.              com              949746101     7161   143050 SH       SOLE                    28145            114905
Whirlpool                      com              963320106     5234    80080 SH       SOLE                    15760             64320